Waycross Long/Short Equity Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Waycross Long/Short Equity Fund (the “Fund”) seeks long-term capital appreciation with a secondary emphasis on capital preservation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Waycross Long/Short Equity Fund Waycross Long/Short Equity Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Waycross Long/Short Equity Fund Waycross Long/Short Equity Fund Shares
Management Fees	1.99%
Distribution and/or Service (12b-1) Fees	none
Dividend expense on securities sold short	1.03%
Brokerage expense on securities sold short	0.12%
Other operating expenses	4.11%
Total Other Expenses	5.26%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses(1)	7.27%	[1]
Less Management Fee Reductions and/or Expense Reimbursements(2)	(3.95%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)	3.32%	[1]
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses".
[2]	Waycross Partners, LLC (the "Adviser") has contractually agreed, until March 31, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, costs to organize the Fund, Acquired Fund fees and expenses, , extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 2.15% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2018, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Waycross Long/Short Equity Fund | Waycross Long/Short Equity Fund Shares | USD ($)	220	1,681	3,077	6,299

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing under normal circumstances in long and short equity positions. The Fund’s long positions are purchased with the intended goal of benefitting from rising valuations. The Fund’s short positions are purchased with the intended goal of benefitting from declining valuations or as a hedge against long positions. When the Fund takes a long position in a security, it purchases the security outright. When the Fund takes a short position, it sells a security it does not own at the current market price by borrowing the security. The Fund then hopes to be able to replace the borrowed security by purchasing the security later at a price lower than the price at which it sold the security short. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities traded in the U.S.

The Fund’s long positions will principally consist of a portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations based on the Adviser’s proprietary analysis. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $1 billion and $10 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of $10 billion or more at the time of purchase.

For the Fund’s long holdings, the Adviser generates a focus universe of investment candidates of approximately 300 companies traded in the U.S. The Adviser creates the focus universe from among companies with market capitalizations over $1 billion by using a proprietary screening process that analyzes market sectors to determine the 300 securities that exhibit, in the Adviser’s opinion, the greatest likelihood of performance divergence; i.e., the widest margin between the top performing and the bottom performing companies. The Adviser rigorously analyzes each investment candidate, evaluating company-specific metrics (“key factors”) the Adviser deems most likely to affect annual earnings, and then ranks the companies based on the Adviser’s assessment of these key factors. The Adviser then employs its proprietary earnings models to determine price target ranges for each stock in the focus universe. Following further analysis, the Adviser buys stocks for the Fund’s portfolio that it determines to have improving key factors that are available at reasonable valuations.

The Fund will generally establish short positions in common stocks of mid-capitalization and large-capitalization companies. The Fund will typically sell short securities based on the following criteria: 1) to seek to take advantage of companies the Adviser has identified as overvalued; 2) when the Adviser determines that a company’s key factors are weakening; and/or 3) to hedge market exposures from the Fund’s long positions. The Adviser will typically identify securities to sell short during the process of generating the focus universe of investment candidates.

The Adviser will generally sell a long position when there is a material adverse change in the issuer’s key factors and will generally cover a short position when there is a material positive change in the issuer’s key factors. Additionally, the Adviser sets a target price for each security in the Fund’s portfolio that is updated periodically, and when a security reaches or exceeds its target price, the Adviser’s strategy typically requires that the security be sold. A security position may also be sold when the Adviser believes other investment opportunities are more attractive or that the security is unlikely to benefit from current business, market or economic conditions if a long position, or the company’s prospects have improved in the case of a short position. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

It is expected that the Fund will generally maintain a net long exposure (i.e., the market value of the Fund’s long positions minus the market value of the Fund’s short positions) of at most 50% under normal market conditions.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. The value of the equity securities held in the Fund’s long portfolio may decline in price over short or extended periods of times, and such declines may occur because of declines in the equity market as a whole, or because of declines in a particular company, industry, or sector of the market. Conversely, the value of the Fund’s short portfolio may decline because of an increase in the equity market as a whole or because of increases in a particular company, industry or sector of the market.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Management Style Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results. Although the Adviser has investment management experience, the Adviser had no experience as an investment adviser to a mutual fund prior to the Fund’s inception.

Long/Short Strategy Risk. The Adviser expects to employ a “long/short” strategy for the Fund, meaning that the Fund expects to invest in both long positions and short positions. There is the risk that the Fund’s long or short positions will not perform as expected, and losses on one type of position could more than offset gains on the other, or both positions may suffer losses. Additionally, there can be no assurance that the Fund’s short positions will be successful in hedging against portfolio risk.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

Short Sales Risk. The Fund expects to sell securities short. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, the lender of the borrowed security may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and, as a result, the Fund may have to buy the securities sold short at an unfavorable time and for an unfavorable price. If this occurs, the Fund’s investment may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction.

The Fund will incur increased transaction costs associated with selling securities short. When the Fund sells a stock short, it must maintain a segregated account with its custodian of cash or liquid securities equal to the current market value of the stock sold short, less any collateral deposited with the Fund’s broker (not including the proceeds from the short sale). The Fund is also required to pay the broker any dividends and/or interest that accrue during the period that the short sale remains open. To the extent that the Fund holds high levels of cash or cash equivalents for collateral needs, such cash or cash equivalents are not expected to generate material interest income in an environment of low overall interest rates, which may have an adverse effect on the Fund’s performance.

To the extent that the Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Portfolio Turnover Risk. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of net short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.

New Fund Risk. The Fund was formed in 2015 and has a limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-267-4304 or by visiting the Fund's website at www.waycrossfunds.com.